Offsetting financial assets and financial liabilities (Parenthetical) (Details) - GBP (£)		Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets [line items]
Fair value of securities accepted as collateral		£ 141,642,000,000	£ 119,855,000,000
Amounts offset	[1]	245,133,000,000	199,196,000,000
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	350,255,000,000	423,242,000,000
Disclosure of offsetting of financial liabilities [line items]
Financial collateral pledged		187,517,000,000	116,280,000,000
Amounts offset	[1]	244,560,000,000	198,224,000,000
Settlements assets liabilities offset amounts		13,241,000,000	10,486,000,000
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	405,374,000,000	415,957,000,000
Derivative financial liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral pledged		36,444,000,000	47,383,000,000
Cash collateral pledged		32,575,000,000	43,763,000,000
Non-cash assets pledged as collateral		386,000,000	3,620,000,000
Amounts offset	[1]	21,065,000,000	10,962,000,000
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	238,345,000,000	340,487,000,000
Derivative financial liabilities [Member] | Loans and advances to Banks [member]
Disclosure of offsetting of financial liabilities [line items]
Cash collateral pledged		14,493,000,000	17,587,000,000
Derivative financial liabilities [Member] | Loans and advances to customers [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash collateral pledged		18,082,000,000	26,176,000,000
Derivative financial liabilities [Member] | Cash collateral netted [Member]
Disclosure of offsetting of financial liabilities [line items]
Amounts offset		1,820,000,000	0
Repurchase agreements and other similar secured borrowing [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral pledged	[3]	151,073,000,000	68,897,000,000
Amounts offset	[1],[3]	223,495,000,000	187,262,000,000
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2],[3]	167,029,000,000	75,470,000,000
Repurchase agreements and other similar secured borrowing [Member] | Financial liabilities at fair value, class [member]
Disclosure of offsetting of financial liabilities [line items]
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		126,691,000,000	55,710,000,000
Repurchase agreements and other similar secured borrowing [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of offsetting of financial liabilities [line items]
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements			19,760,000,000
Derivative financial assets [Member]
Disclosure of offsetting of financial assets [line items]
Fair value of securities accepted as collateral		39,262,000,000	49,923,000,000
Cash collateral		33,092,000,000	41,641,000,000
Non-cash collateral		6,170,000,000	8,282,000,000
Amounts offset	[1]	21,638,000,000	11,934,000,000
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	237,669,000,000	346,626,000,000
Derivative financial assets [Member] | Depsosit from banks [Member]
Disclosure of offsetting of financial assets [line items]
Cash collateral		19,351,000,000	26,834,000,000
Derivative financial assets [Member] | Customer accounts [Member]
Disclosure of offsetting of financial assets [line items]
Cash collateral		13,741,000,000	14,807,000,000
Derivative financial assets [Member] | Cash collateral netted [Member]
Disclosure of offsetting of financial assets [line items]
Amounts offset		2,393,000,000	972,000,000
Reverse repurchase agreements and other similar secured lending [Member]
Disclosure of offsetting of financial assets [line items]
Fair value of securities accepted as collateral	[3]	102,380,000,000	69,932,000,000
Amounts offset	[1],[3]	223,495,000,000	187,262,000,000
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2],[3]	112,586,000,000	76,616,000,000
Reverse repurchase agreements and other similar secured lending [Member] | Financial assets at fair value, class [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial assets [line items]
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		100,040,000,000	63,162,000,000
Reverse repurchase agreements and other similar secured lending [Member] | Financial assets at amortised cost, class [member]
Disclosure of offsetting of financial assets [line items]
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		£ 12,546,000,000	£ 13,454,000,000

[1]

Amounts offset for Derivative financial assets include cash collateral netted of £ 2,393 m ( 2016 : £ 972 m). Amounts offset for Derivative financial liabilities include cash collateral netted of £ 1,820 m ( 2016 : £ nil ). Settlements assets and liabili ties have been offset amounting to £ 13,241 m ( 2016 : £ 10,486 m). No other significant recognised financial assets and liabilities were offset in the balance sheet. Therefore, the only balance sheet categories necessary for inclusion in the table are those shown above

[2]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable n etting arrangements and ‘Amounts not subject to enforceable netting arrangements’
[3]

Repurchase and Reverse Repurchase agreements include instruments at amortised cost and instruments designated at fair value through profit and loss. Reverse Repurchase agree ments and other similar secured lending of £ 112,586 m ( 2016 : £ 76,616 m) is split by fair value £ 100,040 m ( 2016 : £ 63,162 m) and amortised cost £ 12,546 m ( 2016 : £ 13,454 m). Repurchase agreements and other similar secured borrowing of £ 167,029 m ( 2016 : £ 75,470 m) is split by fair value £ 126,691 m ( 2016 : £ 55,710 m) and amortised cost £40,338m ( 2016 : £ 19,760 m)